Retirement Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
US Employees 401K Plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer contribution amount	$ 33,422	$ 29,931	$ 24,018
Canadian Employees Retirement Saving Plan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution plan, employer contribution amount	$ 21,777	$ 16,274	$ 16,566